Fair Value (Fair Value Option - Summary Of Changes Included In The Condensed Consolidated Statement Of Income) (Detail) (Mortgage Loans Held-For-Sale [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ (11)	$ 50
Interest on loans held-for-sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	20	82
Gain on mortgage loans, net [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ (31)	$ (32)